Interests in Structured Entities - Schedule of Securitized Holdings by the Type and Asset Quality (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 3,442	$ 3,888
AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	2,465	2,805
AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	32	648
A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	661	372
BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	208	$ 63
BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	76
CMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,491
CMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,438
CMBS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	53
RMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	10
RMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	7
RMBS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	3
Asset backed securities [member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,941
Asset backed securities [member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,020
Asset backed securities [member] | AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	32
Asset backed securities [member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	605
Asset backed securities [member] | BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	208
Asset backed securities [member] | BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 76